Leases	3 Months Ended
Mar. 31, 2021
Leases [Abstract]
LEASES

NOTE 6 — LEASES

At March 31, 2021, BMT leased two offices under operating leases. One of the leases listed our former owner as the lessee, but that lease was transferred to the Company in April 2021. The leases consist of 5-year lease terms with options to renew the leases or extend the term annually or with mutual agreement. Leases include variable lease payments that are based on an index or rate, such as an annual increase in operating expenses over the initial lease year’s expenses. Variable lease payments are not included in the liability or right-of-use (“ROU”) asset and are recognized in the period in which the obligations for those payments are incurred. BMT’s operating lease agreements do not contain any material residual value guarantees or material restrictive covenants. As BMT’s operating leases do not provide an implicit rate, BMT utilized the incremental borrowing rate of our former parent when determining the present value of lease payments.

The following table summarizes operating lease ROU assets and operating lease liabilities and their corresponding balance sheet classification:

(amounts in thousands)	Classification	March 31, 2021	December 31, 2020
Assets:
Operating lease ROU assets	Other assets	$936	$1,218
Liabilities:
Operating lease liabilities	Operating lease liabilities	$949	$1,131

The following table summarizes operating lease cost and its corresponding income statement location for the periods presented:

		Three Months Ended March 31,
(amounts in thousands)	Classification	2021	2020
Operating lease cost	Occupancy	$275	$258

The maturities of non-cancelable operating lease liabilities were as follows at March 31, 2021:

(amounts in thousands)	March 31, 2021
2021	$540
2022	419
Total minimum payments	959
Less: interest	(10)
Present value of lease liabilities	$949

The following table summarizes the weighted average remaining lease term and discount rate for BMT’s operating leases at March 31, 2021 and December 31, 2020:

(amounts in thousands)	March 31, 2021	December 31, 2020
Weighted average remaining lease term (years)
Operating leases	1.3 years	1.6 years
Weighted average discount rate
Operating leases	1.0%	1.4%